UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22107

                        SEI STRUCTURED CREDIT FUND, L.P.
               (Exact name of registrant as specified in charter)

                                    --------


                            ONE FREEDOM VALLEY DRIVE
                                 OAKS, PA 19456
               (Address of principal executive offices) (Zip code)

                                 MICHAEL T. PANG
                   C/O SEI INVESTMENTS MANAGEMENT CORPORATION
                            ONE FREEDOM VALLEY DRIVE
                                 OAKS, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 676-3257

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2007

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.





SEI STRUCTURED CREDIT FUND, L.P.

Financial Statements and Additional Information

For the period August 1, 2007 (commencement of operations) through December 31, 2007

With report of Independent Registered Public Accounting Firm

                        SEI Structured Credit Fund, L.P.

                              Financial Statements

           For the period August 1, 2007 (commencement of operations)
                            through December 31, 2007


                                    CONTENTS

Report of Independent Registered Public Accounting Firm........................1

Audited Financial Statements

Schedule of Investments........................................................2
Statement of Assets and Liabilities............................................4
Statement of Operations........................................................5
Statement of Changes in Partners' Capital......................................6
Statement of Cash Flows........................................................7
Notes to Financial Statements..................................................8



Additional Information (Unaudited)

Directors and Officers of the Partnership.....................................20
Board of Trustees Considerations in Approving the Advisory Agreement..........26





The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

             Report of Independent Registered Public Accounting Firm


To the Partners and Board of Directors of SEI Structured Credit Fund, LP

We have audited the accompanying statement of assets and liabilities of SEI Structured Credit Fund, L.P. (the "Fund"), including the schedule of investments, as of December 31, 2007, and the related statements of operations, changes in partners' capital and cash flows for the period from August 1, 2007 (commencement of operations) to December 31, 2007. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Partnership's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and management of the underlying investment funds. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of SEI Structured Credit Fund, L.P. at December 31, 2007, the results of its operations, the changes in its partners' capital and its cash flows for the period from August 1, 2007 (commencement of operations) to December 31, 2007, in conformity with U.S. generally accepted accounting principles.


Philadelphia, Pennsylvania
February 29, 2008

                        SEI Structured Credit Fund, L.P.

                             Schedule of Investments

                                December 31, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (BASED ON PERCENTAGE OF PARTNERS' CAPITAL)

[BAR GRAPH OMITTED]
Plot points are as follows:

Cash Equivalent           4.4%
Hedge Funds               9.9%
Mutual Funds              3.0%
Asset-Backed Securities  86.0%

--------------------------------------------------------------------------------


DESCRIPTION                                             PAR VALUE          VALUE
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES -- 86.0%
CAYMAN ISLANDS -- 51.5%
CIFC Funding, Ser 2007-IV (b) (c)                     $ 2,000,000   $  2,000,000
CIFC Funding, Ser 2006-1BA, Cl B2L (b) (c)
       8.884%, 12/22/20                                 2,000,000      1,440,553
CIFC Funding, Ser 2007-3A, Cl B (b) (c)
       4.494%, 07/26/21                                 2,000,000      1,600,000
Duane Street CLO V, Ltd., Ser 2007-5A, Cl SN (b)
       22.700%, 04/15/21                                2,500,000      2,212,500
Gale Force CLO, Ser 2007-3A, Cl E (b) (c)
       7.426%, 04/19/21                                 1,000,000        705,320
Gale Force CLO, Ser 2007-4A, Cl E (b) (c)
       11.349%, 08/20/21                                1,500,000      1,336,350
Gale Force CLO, Ser 2007-4A, Cl INC (b) (c)
       4.949%, 08/20/21                                 3,000,000      2,550,000
ING Investment Management I CLO (a) (b) (c)
       13.770%, 12/01/17                                1,500,000      1,035,000
                                                                    ------------
Total Cayman Islands                                                  12,879,723
                                                                    ------------

UNITED STATES -- 34.5%
Ares XI CLO, Ser 2007-11A, Cl SUB (a) (b) (c)
       14.850%, 10/11/21                                5,000,000      4,000,000
Battalion CLO, Ser 2007-1A, Cl SUB (a) (b) (c)
       10.400%, 07/14/22                                4,200,000      3,402,000
Sands Point Funding, Ltd. (b)
       6.009%, 07/18/20                                 1,500,000      1,241,250
                                                                    ------------
Total United States                                                    8,643,250
                                                                    ------------
Total Asset-Backed Securities (Cost $21,299,374)                    $ 21,522,973
                                                                    ------------

                        SEI Structured Credit Fund, L.P.

                                December 31, 2007


DESCRIPTION                                      PAR VALUE/SHARES          VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS -- 3.0%
UNITED STATES -- 3.0%
ING Prime Rate Trust (b)                                  107,166   $    668,716
Pioneer Floating Rate Trust (b) (c)                         5,000         79,150
                                                                    ------------
Total United States                                                      747,866
                                                                    ------------
Total Mutual Funds (Cost $752,923)                                  $    747,866
                                                                    ------------

HEDGE FUND -- 9.9%
UNITED STATES -- 9.9%
Goldentree Credit Opportunities, L.P. (b) (d)         $ 2,500,000      2,482,250
                                                                    ------------
Total United States                                                    2,482,250
                                                                    ------------
Total Hedge Fund (Cost $2,500,000)                                  $  2,482,250
                                                                    ------------

MONEY MARKET FUND -- 4.4%
UNITED STATES -- 4.4%
SDIT Prime Obligation Fund, Cl A, 4.640% (c) (e) (f)    1,102,501      1,102,501
                                                                    ------------
Total United States                                                    1,102,501
                                                                    ------------
Total Money Market Fund (Cost $1,102,501)                           $  1,102,501
                                                                    ------------
Total Investments -- 103.3%
       (Cost $25,654,798)                                           $ 25,855,590
                                                                    ============

The following restricted security was held by the Portfolio as of December 31, 2007:

------------------------------------------------------------------------------------------------------
                                        ACQUI-     RIGHT TO                                   % OF
                             PAR        SITION      ACQUIRE                    MARKET       PARTNERS'
                            VALUE        DATE        DATE         COST          VALUE        CAPITAL
------------------------------------------------------------------------------------------------------
Goldentree Credit
   Opportunities, L.P.     2,500,000  12/4/2007    12/4/2007     2,500,000     2,482,250      9.9%
------------------------------------------------------------------------------------------------------

Percentages based on Partners' Capital of $25,034,359.
Cl -- Class
CLO -- Collateralized Loan Obligation
CIFC -- Commercial Industrial Finance Corporation
L.P. -- Limited Partnership
Ltd. -- Limited
Ser -- Series
(a) Security sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1993, as amended, and may be sold only to the dealers in that program or other "accredited investors."
(b) Security considered illiquid. The total market value is $24,753,089 and represents 98.9% of Partners' Capital.
(c) Variable rate security. The rate reported is the rate in effect as of December 31, 2007.
(d) Security considered restricted.
(e) Rate shown is the 7-day effective yield as of December 31, 2007.
(f) Investment in affiliated security.


SEE ACCOMPANYING NOTES.

                        SEI Structured Credit Fund, L.P.

                       Statement of Assets and Liabilities

                                December 31, 2007


ASSETS
Cash and cash equivalents                                         $   5,846,562
Investments, at value (cost $24,552,297)                             24,753,089
Affiliated investment, at value (cost $1,102,501)                     1,102,501
Interest receivable                                                     454,026
Other assets                                                             80,973
                                                                  --------------
Total assets                                                      $  26,390,589
                                                                  ==============

LIABILITIES
Capital contributions received in advance                             5,800,000
Payable for investment securities purchased                           1,306,893
Administration fees payable                                               3,862
Other accrued expenses                                                   92,037
                                                                  --------------
Total liabilities                                                     7,202,792

PARTNERS' CAPITAL
Limited partners' capital                                         $  19,187,797
                                                                  --------------

Total liabilities and partners' capital                           $  26,390,589
                                                                  ==============


SEE ACCOMPANYING NOTES.

                        SEI Structured Credit Fund, L.P.

                             Statement of Operations

           For the period August 1, 2007 (commencement of operations)
                            through December 31, 2007


INVESTMENT INCOME
Interest income                                                     $   806,740

EXPENSES
Administration fee                                                        8,811
Professional fees                                                        66,250
Offering costs                                                           20,611
Miscellaneous expenses                                                   49,709
                                                                    ------------
Total expenses                                                          145,381
Less: Administration fee waiver and/or reimbursements                  (101,038)
                                                                    ------------
Net expenses                                                             44,343
                                                                    ------------
Net investment income                                                   762,397
                                                                    ------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gain on investments                                        128,400
Net change in unrealized appreciation/depreciation on investments       200,792
                                                                    ------------
Net realized and unrealized gains on investments                        329,192
                                                                    ------------
Net increase in partners' capital resulting from operations         $ 1,091,589
                                                                    ============

SEE ACCOMPANYING NOTES.

                        SEI Structured Credit Fund, L.P.

                    Statement of Changes in Partners' Capital

           For the period August 1, 2007 (commencement of operations)
                            through December 31, 2007


FROM INVESTMENT ACTIVITIES
Net investment income                                                  $    762,397
Realized gain on investments                                                128,400
Change in unrealized appreciation on investments                            200,792
                                                                       -------------
Net increase in partners' capital resulting from operations               1,091,589

PARTNERS' CAPITAL TRANSACTIONS
Capital contributions                                                    23,942,770
                                                                       -------------
Net increase in partners' capital derived from capital transactions      23,942,770

Net increase in partners' capital                                        25,034,359
Partners' capital August 1, 2007                                                 --
                                                                       -------------
Partners' capital December 31, 2007                                    $ 25,034,359
                                                                       =============


SEE ACCOMPANYING NOTES.

                        SEI Structured Credit Fund, L.P.

                             Statement of Cash Flows

           For the period August 1, 2007 (commencement of operations)
                            through December 31, 2007


CASH FLOWS FROM OPERATING ACTIVITIES
 Net increase in partners' capital from operations                     $  1,091,589
 Adjustments to reconcile net increase in partners' capital
   from operations to net cash used in operating activities:
     Purchases of investments                                           (28,405,931)
     Proceeds from sales of investments                                   3,982,034
     Net purchases of short-term investments                             (1,102,501)
     Net realized gain on investments                                      (128,400)
     Net change in unrealized appreciation/depreciation on investments     (200,792)
     Increase in interest receivable                                       (454,026)
     Increase in other assets                                               (80,973)
     Increase in payable for investment securities purchased              1,306,893
     Increase in administration fees payable                                  3,862
     Increase in other accrued expenses                                      92,037
                                                                       -------------
   Net cash used in operating activities                                (23,896,208)

CASH FLOWS FROM FINANCING ACTIVITIES
   Capital contributions                                                 23,942,770
   Capital contributions received in advance                              5,800,000
                                                                       -------------
   Net cash provided by financing activities                             29,742,770
                                                                       -------------
   Net increase in cash and cash equivalents                              5,846,562

CASH AND CASH EQUIVALENTS
Beginning of period                                                              --
                                                                       -------------
End of period                                                          $  5,846,562
                                                                       =============


SEE ACCOMPANYING NOTES.

                        SEI Structured Credit Fund, L.P.

                          Notes to Financial Statements

                                December 31, 2007

1.   ORGANIZATION

SEI Structured Credit Fund, LP (the "Fund") is a Delaware limited partnership established on June 26, 2007. The Fund is registered under the Investment
Company  Act  of  1940,   as  amended   (the  "1940   Act")  as  a   closed-end,
non-diversified, management investment company. The Fund offers limited partnership interest ("Interests") of the Fund solely through private placement transactions to investors ("limited partners") that have signed an investment management agreement with SEI Investments Management Corporation ("SIMC" or the "Adviser"), the investment adviser to the Fund. As of December 31, 2007, SEI Structured Credit Segregated Portfolio owned 100% of the Fund.

The Fund's objective is to seek to generate high total returns. There can be no assurance that the Fund will achieve its objective. The Fund pursues its investment objective by investing in a portfolio comprised of collateralized debt obligations ("CDOs") and other structured credit investments. CDOs involve special purpose investment vehicles formed to acquire and manage a pool of loans, bonds and/or other fixed income assets of various types. The CDO funds its investments by issuing several classes of securities, the repayment of which is linked to the performance of the underlying assets, which serve as collateral for certain securities issued by the CDO. In addition to CDOs, the Fund's investments may include fixed income securities, loan participations, credit-linked notes, medium term notes, registered and unregistered investment companies or pooled investment vehicles, and derivative instruments, such as credit default swaps and total return swaps (collectively with CDOs, "Structured Credit Investments").

SEI Investment Strategies, LLC (the "General Partner"), a Delaware limited liability company, serves as the General Partner to the Fund and has no investment in the Fund as of December 31, 2007. The General Partner has delegated the management and control of the business and affairs of the Fund to the Board of Directors (the "Board"). A majority of the Board is and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Fund.

                        SEI Structured Credit Fund, L.P.

                                December 31, 2007


2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The following is a summary of significant  accounting  policies  followed by the
Fund:

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

VALUATION OF INVESTMENTS

CDOs and other Structured Credit Investments are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value structured credit investments at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

If a price for a CDO or other structured credit investment cannot be obtained from an independent, third-party pricing agent, the Fund shall seek to obtain a bid price from at least one independent broker. In such cases, it is possible that the independent broker providing the price on the CDO or structured credit investment is also a market maker, and in many cases the only market maker, with respect to that security.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

                        SEI Structured Credit Fund, L.P.

                                December 31, 2007


2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

VALUATION OF INVESTMENTS (CONTINUED)

Securities for which market prices are not "readily available" or may be unreliable are valued in accordance with Fair Value Procedures established by the Board. The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or of the issuer's industry, the liquidity of the security, the size of the holding in the Fund, or any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Certain Structured Credit Investments may be structured as private investment partnerships. Traditionally, a trading market for holdings of this type does not exist. As a general matter, the fair value of the Fund's interest in such a private investment fund will represent the amount that the Fund could reasonable expect to receive from the private investment fund if the Fund's interest were redeemed at the time of valuation, determined based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. Unless determined otherwise in accordance with the Fund's procedures, the fair value of the Fund's interest in a private investment fund shall be the value attributed to such interest, as of that time of valuation, as reported to the Fund by the private investment fund's manager, administrator, or other designed agent. Such a valuation may be a preliminary valuation and, therefore, may be later revised or adjusted by the private investment fund. Such adjustment or revision will have no affect on the Fund's net asset value as of any prior valuation time. As a practical matter, the Adviser and the Board have little or no means of independently verifying the valuations provided by such private investment funds. As a result, information available to the Fund concerning the value of such investments may not reflect market prices or quotations for the underlying assets. In the unlikely event that a private investment fund does not report a value to the Fund on a timely basis and such fund is not priced by independent pricing agents of the Fund, the Fund would determine the fair value of the private investment fund based on the most recent value reported by the private

                        SEI Structured Credit Fund, L.P.

                                December 31, 2007


2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

VALUATION OF INVESTMENTS (CONTINUED)

investment fund, as well as any other relevant information available at the time the Fund values its portfolio.

The Board will periodically review the Fund's valuation policies and will update them as necessary to reflect changes in the types of securities in which the Fund invests.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of the Fund's assets and liabilities, which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, Disclosures About Fair Value of Financial Instruments, approximates the carrying amounts presented on the Statement of Assets and Liabilities. Management of the Partnership deems these estimates reasonable.

INCOME RECOGNITION AND SECURITY TRANSACTIONS

Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.


COLLATERALIZED DEBT OBLIGATIONS

The Fund invests in CDOs which include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent

                        SEI Structured Credit Fund, L.P.

                                December 31, 2007


2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

COLLATERALIZED DEBT OBLIGATIONS (CONTINUED)

unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.


FEDERAL TAXES

The Fund's taxable income or loss is reported by the limited partners individually. The liability for payment of federal and state income tax on the Fund's earnings is the responsibility of its partners, rather than that of the Fund. Accordingly, no provision on liability for U.S. federal income taxes has been recorded in the financial statements.

                        SEI Structured Credit Fund, L.P.

                                December 31, 2007


2.   SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

FEDERAL TAXES (CONTINUED)

The Fund adopted Financial Accounting Standards Board (FASB) released FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" ("FIN 48") upon commencement of operations on August 1, 2007. Based on its analysis, management has determined that the adoption of FIN 48 does not have a material impact to the Funds' financial statements upon adoption. However, managements conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation and guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.


ORGANIZATION AND OFFERING COSTS

Costs incurred in connection with the organization of the Fund were expensed as incurred. Initial offering costs have been deferred and are being amortized on a straight-line basis over the first twelve months of the Fund's operations. Unamortized offering costs at December 31, 2007, were $39,682.


INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, since inception the Fund has not had claims or losses pursuant to these contracts and expects the risk of loss to be remote.

RESTRICTED SECURITIES

At December 31, 2007, the Fund owned private placement investment that was purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of this investment. This investment is valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. For the acquisition dates of this investment, the enforceable right to acquire this security, along with the cost and value at December 31, 2007, please see the Schedule of Investments.

                        SEI Structured Credit Fund, L.P.

                                December 31, 2007


3.   ADVISER, ADMINISTRATOR AND OTHER TRANSACTIONS

The Adviser does not charge a management fee to the Fund. Limited partners are responsible for paying the fees of the Adviser directly under their individual investment management agreement with the Adviser. Each agreement sets forth the fees to be paid to the Adviser, which are ordinarily expressed as a percentage of the limited partners assets managed by the Adviser. This fee, which is negotiated between the limited partner and the Adviser, may include a performance-based fee and/or a fixed-dollar fee for certain specified services.

The Adviser has voluntarily agreed that certain expenses of the Fund, including custody fees and administrative fees shall not in the aggregate exceed 0.50% per annum of the Fund's net asset value, and the Adviser or its affiliates will waive Fund fees or reimburse Fund expenses to the extent necessary so that such 0.50% limit is not exceeded. The following expenses of the Fund are specifically excluded from the expense limit: organizational expenses; extraordinary, non-recurring and certain other unusual expenses; taxes and fees; and expenses incurred indirectly by the Fund through its investments in Structured Credit Investments. The Adviser may discountinue all or part of this waiver at any time.

SEI Global Services, Inc. (the "Administrator"), serves as the Fund's administrator. The Administrator is a wholly-owned subsidiary of SEI Investments Company. The Administrator provides certain administrative, accounting, and transfer agency services to the Fund. The services to be performed by the Administrator may be completed by one or more of its affiliated companies. The Fund pays the Administrator a fee equal to 0.10% (on an annualized basis) of the Fund's Net Asset Value which is accrued monthly based on month-end net assets and is paid monthly, and reimburses the Administrator for certain out-of-pocket expenses.

SEI Investments Distribution Co. (the "Placement Agent") serves as the Fund's placement agent pursuant to an agreement with the Fund. The Placement Agent is a wholly owned subsidiary of SEI Investments. It is not anticipated that the Placement Agent will be compensated by the Fund for its services rendered under the agreement.

                        SEI Structured Credit Fund, L.P.

                                December 31, 2007


4.   ALLOCATION OF PROFITS AND LOSSES

The Fund maintains a separate capital account for each of its limited partners. As of the last day of each fiscal period, the Fund shall allocate net profits or losses for that fiscal period to the capital accounts of all limited partners, in proportion to their respective opening capital account balances for such fiscal period (after taking into account any capital contributions deemed to be made as of the first day of such fiscal period).

5.   PARTNERS' CAPITAL

The Fund, in the discretion of the Board, may sell Interests, at net asset value, to new limited partners and may allow existing limited partners to purchase additional Interests in the Fund on such days as are determined by the Board in its sole discretion. It is the Fund's intention to allow limited purchases of Interests only during designated subscriptions periods as may be established by the Board or its designees (currently, the Adviser) and communicated to limited partners. The Board or its designee will determine the amount of Interests offered to limited partners during a subscription period at its discretion. During the established subscription periods, Interests may be purchased on a business day, or at such other times as the Board may determine, at the offering price (which is net asset value). The Fund may discontinue its offering at any time.

The Fund is a closed-end investment company, and therefore no limited partner will have the right to require the Fund to redeem its Interests.

The Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by limited partners. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion. In determining whether the Fund should repurchase Interests from limited partners pursuant to written tenders, the Board will consider the recommendations of the Adviser. The Fund does not intend to conduct any repurchase offers until two years after the commencement of the Fund's operation. After the initial two year period, the Adviser expects that it will recommend to the Board that the Fund offer to repurchase Interests four times each year, as of the last business day of March, June, September, and December. However, limited partners will not be permitted to tender for repurchase Interests that were acquired less than two years prior to the effective date of the proposed repurchase.

                        SEI Structured Credit Fund, L.P.

                                December 31, 2007


5.   PARTNERS' CAPITAL (CONTINUED)

Capital contributions received in advance are comprised of cash received prior December 31, 2007, for which member interests of the Fund were issued on January 1, 2008. Capital contributions received in advance do not participate in the earnings of the Fund until the related member interests are issued.

6.   INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale and maturity of securities, other than temporary cash investments, during the period from August 1, 2007 (commencement of operations) through December 31, 2007 were $28,405,931 and $3,982,034, respectively.

As of December 31, 2007, the aggregate cost of investments for tax purposes was expected to be similar to book cost of $25,654,798. Net unrealized appreciation on investments for tax purposes was $200,792 consisting of $538,069 of gross unrealized appreciation and $337,277 of gross unrealized depreciation.

7.   CONCENTRATIONS OF RISK

In the normal course of business, the Fund trades various financial instruments and enters into various investment activities with off-balance sheet risk. The Fund's satisfaction of the obligations may exceed the amount recognized in the statement of assets and liabilities.

The market value of the Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

                        SEI Structured Credit Fund, L.P.

                                December 31, 2007

8.   FINANCIAL HIGHLIGHTS

The following represents the ratios to average net assets and other supplemental information for the period August 1, 2007 (commencement of operations) through Decemeber 31, 2007:

        TOTAL RETURN (1)
        Total return (3)                                            5.82%

        Partners' capital, end of period (000's)                   $25,034

        RATIOS TO AVERAGE PARTNERS' CAPITAL
        NET INVESTMENT INCOME RATIO
        Net investment income, net of waivers (2)                   9.13%

        EXPENSE RATIO
        Operating expenses, before waivers (2) (4)                  1.54%
        Operating expenses, net of waivers (2) (4)                  0.37%

        Portfolio turnover rate (3)                                21.85%


(1) Total return is calculated for all the limited partners taken as a whole. A limited partner's return may vary from these returns based on the timing of capital transactions.
(2)  Annualized.
(3)  Not annualized.
(4) Expense ratios include offering costs. Which are not annualized. Had the offering costs been annualized, the ratio for "Operating expenses, before waivers" and "Operating expenses, net of waivers" would have been 1.67% and 0.50%, respectively.

                        SEI Structured Credit Fund, L.P.

                                December 31, 2007


9.   RECENT ACCOUNTING PRONOUNCEMENTS

In September  2006,  the  Financial  Accounting  Standards  Board (FASB)  issued
Statement on Financial Accounting Standards (SFAS) NO. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair vlue, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.


10.  SUBSEQUENT EVENTS

Subsequent to year end through February 29, 2008 the Fund recorded subscriptions of $5,800,000, which were received by the Fund prior to December 31, 2007. The Fund paid no redemptions.

                       This page intentionally left blank.

                        SEI Structured Credit Fund, L.P.

                             Additional Information

              Directors and Officers of the Partnership (Unaudited)

                                December 31, 2007

Set forth below are the Names, Age, Addresses, Position with the Partnership, Length of Time Served, the Principal Occupations During the Past Five Years, Number of Portfolios in Fund Complex Overseen by the Director, and Other Directorships Outside the Fund Complex of each of the persons currently serving as Directors and Officers of the Partnership. The Partnership's Statement of Additional Information ("SAI") includes additional information about the Directors and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

                                                                 NUMBER OF
                                                               PORTFOLIOS IN
                                             PRINCIPAL              FUND
     NAME, AGE AND         LENGTH OF        OCCUPATION(S)         COMPLEX                OTHER
      ADDRESS OF             TIME          DURING PAST 5         OVERSEEN BY         DIRECTORSHIPS
 INDEPENDENT DIRECTORS      SERVED             YEARS              DIRECTOR**        HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------

Nina Lesavoy (49)            Since       Partner, Cue Capital    Seventy-five     Trustee of SEI
840 Park Avenue              2003        since 2002.                              Opportunity Fund, L.P.,
New York, NY                                                                      SEI Asset Allocation
10021                                                                             Trust, SEI Daily
                                                                                  Income Trust, SEI
                                                                                  Institutional
                                                                                  International Trust,
                                                                                  SEI Liquid Asset Trust,
                                                                                  SEI Institutional
                                                                                  Investments Trust,
                                                                                  SEI Tax Exempt Trust,
                                                                                  and SEI Institutional
                                                                                  Managed Trust.

                        SEI Structured Credit Fund, L.P.

                             Additional Information

        Directors and Officers of the Partnership (Unaudited) (continued)

                                December 31, 2007

                                                                 NUMBER OF
                                                               PORTFOLIOS IN
                                             PRINCIPAL              FUND
     NAME, AGE AND         LENGTH OF        OCCUPATION(S)         COMPLEX                OTHER
      ADDRESS OF             TIME          DURING PAST 5         OVERSEEN BY         DIRECTORSHIPS
 INDEPENDENT DIRECTORS      SERVED             YEARS              DIRECTOR**        HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------

George J. Sullivan (64)      Since         Self Employed          Seventy-five    Trustee of State Street
7 Essex Green Drive,         2003          Consultant,                            Navigator Securities
Suite 52B                                  Newfound                               Lending Trust, The
Peabody, MA 01960                          Consultants Inc.,                      Advisors' Inner Circle
                                           since April 1997.                      Fund, The Advisors'
                                                                                  Inner Circle Fund II
                                                                                  (f/k/a The Arbor Fund),
                                                                                  SEI Opportunity Fund,
                                                                                  L.P., SEI Asset
                                                                                  Allocation Trust,
                                                                                  SEI Daily Income Trust,
                                                                                  SEI Institutional
                                                                                  Investments Trust,
                                                                                  SEI Institutional
                                                                                  International Trust,
                                                                                  SEI Liquid Asset Trust,
                                                                                  SEI Tax Exempt Trust,
                                                                                  and SEI Institutional
                                                                                  Managed Trust.

                        SEI Structured Credit Fund, L.P.

                             Additional Information

        Directors and Officers of the Partnership (Unaudited) (continued)

                                December 31, 2007

                                                                 NUMBER OF
                                                               PORTFOLIOS IN
                                             PRINCIPAL              FUND
     NAME, AGE AND         LENGTH OF        OCCUPATION(S)         COMPLEX                OTHER
      ADDRESS OF             TIME          DURING PAST 5         OVERSEEN BY         DIRECTORSHIPS
 INDEPENDENT DIRECTORS      SERVED             YEARS              DIRECTOR**        HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------

 James M. Williams (59)      Since        Vice President and    Seventy-five      Trustee of Ariel Mutual
 1200 Getty Drive,           2005         Chief Investment                        Funds, SEI Structured
 Suite 400,                               Officer, J. Paul                        Credit Fund, L.P., SEI
 Los Angeles, CA                          Getty Trust, Non                        Asset Allocation Trust,
 90049-1681                               Profit Foundation                       SEI Daily Income Trust,
                                          for Visual Arts,                        SEI Institutional
                                          since December 2002.                    Investments Trust,
                                          President, Harbor                       SEI Institutional
                                          Capital Advisors                        International Trust,
                                          and Harbor Mutual                       SEI Liquid Asset Trust,
                                          Funds, 2000-2002.                       SEI Tax Exempt Trust,
                                          Manager, Pension                        and SEI Institutional
                                          Asset Management,                       Managed Trust.
                                          Ford Motor Company,
                                          1997-1999.

                        SEI Structured Credit Fund, L.P.

                             Additional Information

        Directors and Officers of the Partnership (Unaudited) (continued)

                                December 31, 2007

                                                                 NUMBER OF
                                                               PORTFOLIOS IN
                                             PRINCIPAL              FUND
     NAME, AGE AND         LENGTH OF        OCCUPATION(S)         COMPLEX                OTHER
      ADDRESS OF             TIME          DURING PAST 5         OVERSEEN BY         DIRECTORSHIPS
 INDEPENDENT DIRECTORS      SERVED             YEARS              DIRECTOR**        HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------

Robert A. Nesher* (60)       Since         Chairman of the      Seventy-five      Trustee of The Advisors'
One Freedom                  2003          Board, SEI Funds                       Inner Circle Fund, The
Valley Drive                               and The Advisor's                      Advisors' Inner Circle
Oaks, PA  19456                            Inner Circle Fund.                     Fund II (f/k/a The Arbor
                                           Currently performs                     Fund), Bishop Street
                                           various services                       Funds, SEI Global Master
                                           on behalf of SEI                       Fund, plc, SEI Global
                                           Investments for                        Assets Fund, plc, SEI
                                           which Mr. Nesher                       Global Investments Fund,
                                           is compensated.                        plc, SEI Investments
                                                                                  Global, Limited, SEI
                             Since         President of the                       Investments - Global
                             2005          Fund                                   Fund Services Limited,
                                                                                  SEI Investments
                                                                                  (Europe) Limited, SEI
                                                                                  Investments - Unit Trust
                                                                                  Management (UK) Limited,
                                                                                  SEI Global Nominee
                                                                                  Ltd, SEI Opportunity
                                                                                  Ltd, Fund, L.P., SEI
                                                                                  Asset Allocation Trust,
                                                                                  SEI Daily Income Trust,
                                                                                  SEI Institutional
                                                                                  Investments Trust,
                                                                                  SEI Institutional
                                                                                  International Trust,
                                                                                  SEI Liquid Asset Trust,
                                                                                  SEI TaxExempt Trust,
                                                                                  and SEI Institutional
                                                                                  Managed Trust.

                        SEI Structured Credit Fund, L.P.

                             Additional Information

        Directors and Officers of the Partnership (Unaudited) (continued)

                                December 31, 2007

                                POSITION(S) HELD WITH
                                 THE MASTER FUND AND
       NAME AND                    LENGTH OF TIME           PRINCIPAL OCCUPATION(S) DURING
    AGE OF OFFICERS                    SERVED                       PAST 5 YEARS
-----------------------------------------------------------------------------------------------

Stephen G. MacRae (39)          Treasurer, since 2007       Director of Global Investment
                                                            Product Management, SEI, 2005 -
                                                            Present. Investment Product
                                                            Manager, SEI, 2002 - 2005.

Timothy D. Barto (39)           Vice President and          General Counsel and Secretary of
                                Secretary, since 2003       the Adviser and the Administrator,
                                                            since 2004. Vice President and
                                                            Assistant Secretary of the
                                                            Administrator and Distributor
                                                            since November 1999.

James Ndiaye (38)               Vice President and          Vice President and Assistant
                                Assistant Secretary,        Secretary of SIMC and the
                                since 2004                  Administrator since 2005; Vice
                                                            President, Deutsche Asset
                                                            Management, 2003 to 2004;
                                                            Associate, Morgan, Lewis &
                                                            Bockius LLP, 2000 to 2003.

                        SEI Structured Credit Fund, L.P.

                             Additional Information

        Directors and Officers of the Partnership (Unaudited) (continued)

                                December 31, 2007

                                POSITION(S) HELD WITH
                                 THE MASTER FUND AND
       NAME AND                    LENGTH OF TIME           PRINCIPAL OCCUPATION(S) DURING
    AGE OF OFFICERS                    SERVED                       PAST 5 YEARS
-----------------------------------------------------------------------------------------------

Sofia Rosala (33)               Vice President and          Corporate Counsel of the
                                Assistant Secretary,        Administrator since 2004.
                                since 2004                  Compliance Officer of SEI
                                                            Investments Company from
                                                            September 2001 to 2004.

Michael T. Pang (34)            Vice President and          Vice President and Assistant
                                Assistant Secretary,        Secretary of SIMC and the
                                since 2005                  Administrator since 2005;
                                                            Counsel, Caledonian Bank &
                                                            Trust's Mutual Funds Group,
                                                            2004; Counsel, Permal Asset
                                                            Management, 2001 to 2004

Russell Emery (44)              Chief Compliance Officer,   Chief Compliance Officer of SEI
                                since 2006                  Opportunity Master Fund, L.P.,
                                                            SEI Opportunity Fund, L.P.,
                                                            Bishop Street Funds, The
                                                            Advisors' Inner Circle Fund and
                                                            the Advisors' Inner Circle Fund
                                                            II, since March 2006; Director
                                                            of Investment Product Management
                                                            and Development, SIMC February
                                                            2003 - March 2006; Senior
                                                            Investment Analyst -- Equity
                                                            Team, SIMC, from March 2000 to
                                                            February 2003.


* Mr. Nesher is a trustee who may be deemed to be an "interested" person of the Fund as that term is defined in the 1940 Act by virtue of his affiliation with the Fund's Distributor.


** The "Fund Complex" consists of registered investment companies that are part of the following investment trusts: SEI Institutional Investments Trust, SEI Institutional Management Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Asset Allocation Trust and SEI Opportunity Fund, L.P.

                        SEI Structured Credit Fund, L.P.

                             Additional Information

      Board of Trustees Considerations in Approving the Advisory Agreement
                                  (Unaudited)

                                December 31, 2007


SEI Structured Credit Fund, LP (the "Fund") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, and under the supervision of the Fund's Board of Directors (the "Board"), SIMC provides investment advisory services to the Fund, including managing the investment and reinvestment of the Fund's assets.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, the Fund's Advisory Agreement must be specifically approved: (i) by the vote of the Board of Directors or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Directors who are not parties to the Advisory Agreement or "interested persons" of any party (the "Independent Directors"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Fund's Directors must request and evaluate, and SIMC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a fund's fees, fund boards are required to evaluate the material factors applicable to a decision to approve an Advisory Agreement.

Consistent with these responsibilities, the Fund's Board of Directors will call and hold meetings each year that will be dedicated to considering whether to renew the Advisory Agreement between the Fund and SIMC. In preparation for these meetings, the Board will request and review a wide variety of materials provided by SIMC, including information about SIMC's affiliates, personnel and operations. The Board will also receive extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board will review during the course of each year, including information that relates to Fund operations and Fund performance. The Directors will also receive a memorandum from Fund counsel and independent counsel to the Independent Directors regarding the responsibilities of Directors in connection with their consideration of whether to renew the Fund's Advisory Agreement. Finally, the Independent Directors will receive advice from independent counsel to the Independent Directors, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC.

                        SEI Structured Credit Fund, L.P.

                             Additional Information

      Board of Trustees Considerations in Approving the Advisory Agreement
                             (Unaudited) (continued)

                                December 31, 2007


Specifically, the Board will request and receive written materials from SIMC regarding: (a) the quality of SIMC's investment management and other services;
(b) SIMC's investment management personnel; (c) SIMC's operations and financial condition; (d) SIMC's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the Fund's overall fees and operating expenses compared with similar funds; (f) the level of SIMC's profitability from its Fund-related operations; (g) SIMC's compliance systems;
(h) SIMC's policies on and compliance procedures for personal securities transactions; (i) SIMC's reputation, expertise and resources in domestic and/or international financial markets; and (j) the performance of the Fund, compared with the performance of similar funds.

At the June 27, 2007 meeting of the Board of Directors, the Directors, including a majority of the Independent Directors, initially approved the Advisory Agreement and approved the selection of SIMC to act as the investment adviser for the Fund. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meeting, including:

o the nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement, including the resources of SIMC and its affiliates dedicated to the Fund;

o the investment performance of other funds managed by SIMC in a similar style and how the performance of those other funds compared with similar funds in other fund families;

o the fact that the Fund will not pay an advisory fee under the Advisory Agreement;

o the expected profitability of SIMC and its affiliates with respect to the Fund, including both direct and indirect benefits accruing to SIMC and its affiliates; and

o  the extent to which economies of scale would be realized as the Fund grows.

                        SEI Structured Credit Fund, L.P.

                             Additional Information

      Board of Trustees Considerations in Approving the Advisory Agreement
                            (Unaudited) (continued)

                                December 31, 2007


NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Directors considered the nature, extent and quality of the services to be provided by SIMC to the Fund and the resources of SIMC and its affiliates dedicated to the Fund. In this regard, the Directors evaluated, among other things, SIMC's personnel, experience, track record and compliance program. Specifically, the Directors considered SIMC's experience in manager selection since that would be the focus of SIMC's CDO selection. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC to the Fund and the resources of SIMC and its affiliates dedicated to the Fund supported approval of the Advisory Agreement.

FUND PERFORMANCE. The Board of Directors considered the investment performance of other funds managed by SIMC in a style similar to that which had been proposed for the Fund under the Advisory Agreement (the "Other SIMC Funds") and how the performance of the Other SIMC Funds compared with similar funds in other fund families. Specifically, the Board considered that SIMC has managed structured credit investments on a separate account basis within the Other SIMC Funds since May 2005. The Directors considered the performance of the Other SIMC Funds relative to their peer groups and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Directors considered the composition of each peer group and selection criteria. In evaluating performance, the Directors considered both market risk and shareholder risk expectations for the Other SIMC Funds. The Board concluded that performance of the Other SIMC Funds was satisfactory and therefore concluded that, within the context of its full deliberations, the performance of the Other SIMC Funds supported approval of the Advisory Agreement.

FUND EXPENSES. With respect to the Fund's expenses under the Advisory Agreement, the Directors considered the fact that the Fund will not pay an advisory fee under the Advisory Agreement. Instead, Fund investors (the "Fund Investors") will be responsible for paying SIMC's advisory fees pursuant to individual investment management agreements with SIMC. In addition, the Directors considered the Fund's net operating expense ratio in comparison to those of other comparable funds. The Directors also considered information about average expense ratios of comparable funds in the Fund's peer group. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Fund would be reasonable and supported approval of the Advisory Agreement.

                        SEI Structured Credit Fund, L.P.

                             Additional Information

      Board of Trustees Considerations in Approving the Advisory Agreement
                            (Unaudited) (continued)

                                December 31, 2007

EXPECTED PROFITABILITY. With regard to expected profitability, the Directors considered all compensation that would flow to SIMC and its affiliates, directly or indirectly. The Directors considered whether the varied levels of compensation and profitability under the Advisory Agreement and other service agreements were reasonable and justified in light of the quality of all services to be rendered to the Fund by SIMC and its affiliates. When considering the expected profitability of SIMC, the Board took into account the fact that the SIMC is compensated by the Fund Investors, and not by the Fund directly, and such compensation with respect to SIMC reflects an arms-length negotiation between the SIMC and the Fund Investors. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC would be reasonable and supported approval of the Advisory Agreement.

ECONOMIES OF SCALE. The Directors considered the existence of any economies of scale and whether those would be passed along to the Fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Fund would obtain reasonable benefit from economies of scale.

Based on the Directors' deliberation and their evaluation of the information described above, the Board, including all of the Independent Directors, unanimously approved the Advisory Agreement and concluded that the Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Directors did not identify any particular information that was all-important or controlling.

ITEM 2.  CODE OF ETHICS.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan. Mr. Sullivan is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young, LLP Related to the registrant.

Ernst & Young, LLP billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:


    ------------------ -----------------------------------------------------
                                           FISCAL 2007
    ------- ---------- ----------------- ----------------- -----------------
                       All fees and      All fees and      All other fees
                       services to the   services to       and services to
                       Partnership       service           service
                       that were         affiliates that   affiliates that
                       pre-approved      were              did not require
                                         pre-approved      pre-approval
    ------- ---------- ----------------- ----------------- -----------------
    (a)     Audit
            Fees(1)        $35,000             N/A               N/A

    ------- ---------- ----------------- ----------------- -----------------
    (b)     Audit-
            Related           $0               N/A               N/A
            Fees
    ------- ---------- ----------------- ----------------- -----------------
    (c)     Tax
            Fees              $0               N/A               N/A

    ------- ---------- ----------------- ----------------- -----------------
    (d)     All
            Other             $0               N/A               N/A
            Fees
    ------- ---------- ----------------- ----------------- -----------------


Notes:
(1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1)   Not Applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- -----------------
                                               FISCAL 2007
                ---------------------------- -----------------
                Audit-Related Fees                  0%

                ---------------------------- -----------------
                Tax Fees                            0%

                ---------------------------- -----------------
                All Other Fees                      0%

                ---------------------------- -----------------


(f)      Not Applicable.

(g) The aggregate non-audit fees and services billed by Ernst & Young, LLP for the last fiscal year was $xxx,xxx.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's board of directors. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund will be adopting Proxy Policies and Procedures at its upcoming March, 11, 2008, board meeting.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

COMPENSATION. The Adviser compensates each portfolio manager for his management of the Fund. Each portfolio manager's compensation consists of a fixed annual salary, plus a discretionary annual bonus determined generally as follows.

Thirty percent of each portfolio manager's compensation is tied to the corporate performance of SEI, as measured by the earnings per share earned for a particular year. This is set at the discretion of SEI and not the Adviser. Seventy percent of each portfolio manager's compensation is based upon various performance factors, including the portfolio manager's performance versus a risk free rate proxy, such as the Merrill Lynch 3 Month US LIBOR Index, over the past one, two and three years (50% weighted to one year; 25% to each of the others). The performance factor is based upon a target outperformance of the Merrill Lynch 3 Month US LIBOR Index. Another key factor is the portfolio managers' team objectives, which relate to key measurements of execution efficiency (i.e., equitization efficiency, hedging efficiency, trading efficiency, etc.). A final factor is a discretionary component, which is based upon a qualitative review of the portfolio managers and their team.

OWNERSHIP OF FUND SHARES. As of the date of this Registration Statement, the portfolio managers did not beneficially own any shares of the Fund.

OTHER ACCOUNTS. As of December 31, 2007, in addition to the Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as listed below: The accounts below do not pay performance-based advisory fees.

----------------------- ------------------------------- ----------------------------- ---------------------
                             REGISTERED INVESTMENT         OTHER POOLED INVESTMENT
                                   COMPANIES                       VEHICLES               OTHER ACCOUNTS
----------------------- ------------------------------- ----------------------------- ---------------------
                                                                                        NUMBER
PORTFOLIO                 NUMBER OF        TOTAL         NUMBER OF       TOTAL            OF        TOTAL
MANAGER                   ACCOUNTS         ASSETS         ACCOUNTS       ASSETS         ACCOUNTS    ASSETS
----------------------- ------------ ------------------ ------------ ---------------- ----------- ---------
JAMES F. SMIGIEL             2       $  169.0 million         1      $ 46.0 million        0         $ 0
----------------------- ------------ ------------------ ------------ ---------------- ----------- ---------
GREGORY A. SOEDER            2       $  169.0 million         1      $ 46.0 million        0         $ 0
----------------------- ------------ ------------------ ------------ ---------------- ----------- ---------
DAVID S. ANILOFF             2       $  169.0 million         1      $ 46.0 million        0         $ 0
----------------------- ------------ ------------------ ------------ ---------------- ----------- ---------

CONFLICTS OF INTERESTS. Each portfolio manager's management of "other accounts" may give rise to potential conflicts of interest in connection with his management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include portions of two U.S. registered high yield mutual funds and an Irish registered high yield fund (collectively, the "Other Accounts"). The Other Accounts might have similar investment objectives as the Fund or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Fund. While the portfolio managers' management of the Other Accounts may give rise to the following potential conflicts of interest, the Adviser does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, the Adviser believes that it has designed policies and procedures that are reasonably designed to manage those conflicts in an appropriate way.

KNOWLEDGE OF THE TIMING AND SIZE OF FUND TRADES. A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Fund. Because of their position with the Fund, the portfolio managers know the size, timing, and possible market impact of Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of the Other Accounts and to the possible detriment of the Fund. However, the Adviser has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

INVESTMENT OPPORTUNITIES. A potential conflict of interest may arise as a result of the portfolio managers' management of the Fund and the Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors the Other Accounts over the Fund. This conflict of interest may be exacerbated to the extent that the Adviser or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than the Fund. Notwithstanding this theoretical conflict of interest, it is the Adviser's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, the Adviser has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for an Other Account securities that differ in identity or quantity from securities bought for the Fund, such an approach might not be suitable for the Fund given its investment objectives and related restrictions.

The Adviser may enter into incentive fee arrangements with one or more investors in the SEI Structured Credit Segregated Portfolio (the "Offshore Feeder Fund"), a segregated portfolio of SEI Offshore Advanced Strategies Series SPC, a segregated portfolio company established in the Cayman Islands, that acts as a feeder fund for the Fund, whereby a portion of the increase in the net asset value of such investor's investment in the Offshore Feeder Fund over a given period shall be payable to the Adviser. This arrangement may create an incentive for the Adviser to make investments for the Fund that are riskier or more speculative than if the Adviser had no such interest because the Adviser will not bear an analogous portion of depreciation in the value of the Offshore Feeder Fund's assets if the value of its investment in the Fund declines. Notwithstanding this theoretical conflict of interest, it is the Adviser's policy to manage each account based on its investment objectives and related restrictions and the Adviser believes that it has designed policies and procedures that are designed to manage such conflict in an appropriate way.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                 SEI Structured Credit Fund, L.P.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             --------------------
                                             Robert A. Nesher
                                             President
Date:  March 10, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             --------------------
                                             Robert A. Nesher
                                             President
Date:  March 10, 2008


By (Signature and Title)*                    /s/ Stephen G. MacRae
                                             ---------------------
                                             Stephen G. MacRae
                                             Treasurer
Date:  March 10, 2008


* Print the name and title of each signing officer under his or her signature.